Securities and Exchange Commission
                              Washington, DC 20549

            Rule 24f-2 Notice for Phillips Capital Investments, Inc.
                            1940 Act File #811-5425
                            1933 Act File #33-20943

FISCAL YEAR OF NOTICE:                       Fiscal Year Ended December 31, 1998

SECURITIES SOLD OTHER THAN UNDER RULE 24f-2:                       -0-

SECURITIES REGISTERED OTHER THAN UNDER RULE 24f-2:                 -0-

AGGREGATE SALE PRICE OF SECURITIES SOLD DURING FISCAL YEAR:         $232,170.21

AGGREGATE SALE PRICE OF SECURITIES SOLD
     (RULE 24f-2):                                   $232,170.21 of common stock

LESS: AGGREGATE REDEMPTIONS DURING FISCAL YEAR:                  ($129,948.71)
                                                                 -------------

NET SALES DURING FISCAL YEAR                                      $102,221.50

                              CALCULATED FEE: $28.42*

     * The Registrant currently has a credit balance with the Securities and Exchange Commission in the amount of $125.00, $28.42 of which shall be used to pay the fee due under this 24f-2 filing.


     This "Rule 24f-2 Notice for Phillips Capital Investments, Inc." was signed on the 25th day of March, 1999, in Dallas, Texas.

                                              Phillips Capital Investments, Inc.
                                              15400 Knoll Trail, Suite 100
                                              Dallas, Texas 75248


                                              By: /s/ Guy F. Phillips, Jr.
                                              Its: President